Consolidated statements of operations (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income	23,002	25,533	25,288
Interest expense	(16,569)	(18,992)	(18,397)
Net interest income	6,433	6,541	6,891
Commissions and fees	12,952	14,078	13,750
Trading revenues	5,020	9,338	12,151
Other revenues	1,820	1,429	502
Net revenues	26,225	31,386	33,294
Provision for credit losses	187	(79)	506
Compensation and benefits	13,213	14,599	15,013
General and administrative expenses	7,372	7,231	7,701
Commission expenses	1,992	2,148	1,997
Total other operating expenses	9,364	9,379	9,698
Total operating expenses	22,577	23,978	24,711
Income from continuing operations before taxes	3,461	7,487	8,077
Income tax expense	671	1,548	1,835
Income from continuing operations	2,790	5,939	6,242
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	2,790	5,920	6,411
Net income/(loss) attributable to noncontrolling interests	837	822	(313)
Net income attributable to shareholders	1,953	5,098	6,724
of which from continuing operations	1,953	5,117	6,555
of which from discontinued operations	0	(19)	169
Bank
Interest and dividend income	22,256	24,825	24,522
Interest expense	(16,440)	(18,798)	(18,153)
Net interest income	5,816	6,027	6,369
Commissions and fees	11,964	13,122	12,770
Trading revenues	4,756	9,072	12,164
Other revenues	1,765	1,377	690
Net revenues	24,301	29,598	31,993
Provision for credit losses	97	(124)	460
Compensation and benefits	12,783	14,372	14,706
General and administrative expenses	7,214	7,088	7,622
Commission expenses	1,845	1,991	1,848
Total other operating expenses	9,059	9,079	9,470
Total operating expenses	21,842	23,451	24,176
Income from continuing operations before taxes	2,362	6,271	7,357
Income tax expense	433	1,258	1,794
Income from continuing operations	1,929	5,013	5,563
Income/(loss) from discontinued operations, net of tax	0	(19)	169
Net income	1,929	4,994	5,732
Net income/(loss) attributable to noncontrolling interests	901	802	(697)
Net income attributable to shareholders	1,028	4,192	6,429
of which from continuing operations	1,028	4,211	6,260
of which from discontinued operations	0	(19)	169